Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Summary Of Significant Accounting Policies
Net loss	$ (49,841)	$ (79,824)
Accumulated deficit	(891,531)	(841,690)
Balance in excess of federally insured limits	2,900	2,300
Restricted cash, uninsured amount	6,700	5,500
Restricted cash	6,704	6,507
Inventories, net	$ 0	$ 0
Extended shelf life	4 years
Bulk Drug Substance
Summary Of Significant Accounting Policies
Shelf life	4 years